EQUITY - Dividends (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Equity [abstract]
Prior year final dividend (SA cents per share)	R 0.40	R 0.40	R 0.35
Final dividend declared relating to prior year	R 343.2	R 342.0	R 299.3
Interim dividend (SA cents per share)	R 0.20	R 0.20	R 0.40
Interim dividend	R 172.1	R 171.6	R 342.0
Dividends recognised as distributions to owners	R 515.3	R 513.6	R 641.3